UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Strategic Income Fund Class A, Class T, Class C and Class I Annual Report December 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	4.08%	3.20%	5.15%
Class T (incl. 4.00% sales charge)	4.18%	3.20%	5.15%
Class C (incl. contingent deferred sales charge)	6.63%	3.26%	4.79%
Class I	8.80%	4.30%	5.83%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Strategic Income Fund - Class A on December 31, 2006, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Universal Bond Index performed over the same period.

Period Ending Values
$16,518	Fidelity Advisor® Strategic Income Fund - Class A
$15,631	Bloomberg Barclays U.S. Universal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending December 31, 2016, the Fidelity Strategic Income Composite Index returned 9.29%. Among the asset classes that make up the Composite index, corporate high-yield debt produced the highest return; The BofA Merrill Lynch US High Yield Constrained Index rose 17.49%, reflecting strong demand for risk assets and improvement in commodity prices. Floating-rate bank loans benefited from an environment of rising interest rates, advancing 10.36%, according to the S&P/LSTA Leveraged Performing Loan Index. Despite a dip in the fourth quarter, emerging-markets (EM) debt produced a strong return for the full year. A fairly benign interest rate environment for most of 2016, along with rising commodity prices, helped to support EM debt. The Bloomberg Barclays Emerging Markets Aggregate USD Bond Index rose 9.88%. Meanwhile, foreign developed-markets debt underperformed, with the Bloomberg Barclays Global Aggregate Developed Markets GDP Weighted ex USD Index returning 1.20%. The U.K.'s vote to leave the European Union in June, the rise of the U.S. dollar, and increased trade tensions following November U.S. elections all weighed on the asset class. U.S. government bonds returned 1.05%, according to the Bloomberg Barclays U.S. Government Bond Index, held back by rising interest rates late in the period.

Comments from Co-Lead Portfolio Manager Joanna Bewick:  For the year, the fund’s share class (excluding sales charges, if applicable) returned roughly in the range of 8% to 9%, modestly underperforming the Composite index. Versus the benchmark, positioning within the fund’s high-yield subportfolio was by far the fund’s biggest detractor. Within high yield, both industry allocation and security selection weighed on the subportfolio's relative result, with an underweighting in the rebounding energy sector proving to be most detrimental. Picks among utilities and an underweighting in the strong-performing metals/mining group also dragged on the subportfolio's performance. Conversely, security selection within the EM debt sleeve was a notable positive. Here, positioning in Brazil, Venezuela and Ukraine supported the subportfolio’s relative performance. To a much lesser extent, choices in the floating-rate debt and U.S. government bonds sleeves also lifted relative results. On balance, the fund’s positioning was tilted toward risk assets during the past year, and our asset allocation decisions significantly contributed. Specifically, it helped to overweight high-yield bonds and underweight U.S. government bonds and foreign developed-markets debt. An overweighting in floating-rate bank loans also helped.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Holdings as of December 31, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	13.1	13.0
Ginnie Mae guaranteed REMIC pass-thru certificates	2.7	3.1
Japan Government	2.1	2.4
Fannie Mae	1.8	1.7
Ally Financial, Inc.	1.7	1.6
	21.4

Top Five Market Sectors as of December 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	11.4	13.1
Consumer Discretionary	10.7	10.2
Energy	8.5	7.1
Telecommunication Services	7.0	7.1
Information Technology	5.0	4.4

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Quality Diversification (% of fund's net assets)

As of December 31, 2016
U.S. Government and U.S. Government Agency Obligations*	20.1%
AAA,AA,A	9.1%
BBB	7.3%
BB	18.8%
B	22.8%
CCC,CC,C	9.0%
Not Rated	3.8%
Equities	5.2%
Short-Term Investments and Net Other Assets	3.9%

 * Includes NCUA Guaranteed Notes

As of June 30, 2016
U.S. Government and U.S. Government Agency Obligations*	20.4%
AAA,AA,A	7.9%
BBB	10.1%
BB	22.1%
B	20.5%
CCC,CC,C	6.4%
Not Rated	4.1%
Equities	4.9%
Short-Term Investments and Net Other Assets	3.6%

 * Includes NCUA Guaranteed Notes

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of December 31, 2016*,**
Preferred Securities	3.4%
Corporate Bonds	44.2%
U.S. Government and U.S. Government Agency Obligations***	20.1%
Foreign Government & Government Agency Obligations	15.3%
Bank Loan Obligations	7.8%
Stocks	5.2%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

 * Foreign investments - 34.7%

 ** Futures and Swaps - 1.2%

 *** Includes NCUA Guaranteed Notes

As of June 30, 2016*,**
Preferred Securities	3.3%
Corporate Bonds	45.4%
U.S. Government and U.S. Government Agency Obligations***	20.4%
Foreign Government & Government Agency Obligations	15.3%
Bank Loan Obligations	6.7%
Stocks	4.9%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.6%

 * Foreign investments - 35.1%

 ** Futures and Swaps - 0.9%

 *** Includes NCUA Guaranteed Notes

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments December 31, 2016

Showing Percentage of Net Assets

Corporate Bonds - 44.0%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind		$970	$504
Nonconvertible Bonds - 44.0%
CONSUMER DISCRETIONARY - 6.7%
Auto Components - 0.5%
Allison Transmission, Inc. 5% 10/1/24 (b)		4,205	4,247
Exide Technologies 11% 4/30/20 pay-in-kind		932	721
IHO Verwaltungs GmbH:
4.125% 9/15/21 pay-in-kind (b)(c)		2,890	2,919
4.5% 9/15/23 pay-in-kind (b)(c)		1,975	1,931
4.75% 9/15/26 pay-in-kind (b)(c)		2,380	2,297
International Automotive Components Group SA 9.125% 6/1/18 (b)		3,685	3,593
Lear Corp. 4.75% 1/15/23		6,305	6,431
Metalsa SA de CV 4.9% 4/24/23 (b)		6,994	6,653
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		7,794	7,736
Tenneco, Inc. 5% 7/15/26		3,090	3,032
Tupy Overseas SA 6.625% 7/17/24 (b)		1,625	1,560
			41,120
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (b)		1,500	1,545
LKQ Corp. 4.75% 5/15/23		1,090	1,085
			2,630
Diversified Consumer Services - 0.3%
Laureate Education, Inc. 10% 9/1/19 (b)(c)		23,025	23,514
Hotels, Restaurants & Leisure - 1.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		1,760	1,496
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		28,800	31,049
Carlson Travel, Inc. 6.75% 12/15/23 (b)		1,505	1,565
Choice Hotels International, Inc. 5.75% 7/1/22		1,445	1,543
FelCor Lodging LP:
5.625% 3/1/23		4,185	4,269
6% 6/1/25		8,495	8,835
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		3,275	3,345
5.25% 6/1/26 (b)		3,275	3,324
Landry's Acquisition Co. 6.75% 10/15/24 (b)		3,370	3,421
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)		2,780	2,877
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (b)		2,530	2,650
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (c)		14,410	15,094
11% 10/1/21 (c)		20,592	22,471
Playa Resorts Holding BV 8% 8/15/20 (b)		4,750	4,952
Scientific Games Corp. 10% 12/1/22		8,300	8,259
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,700	2,774
7.25% 11/30/21 (b)		7,025	7,271
			125,195
Household Durables - 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		3,165	3,181
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		2,595	2,653
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)		8,500	8,681
5.75% 10/15/20		13,910	14,345
6.875% 2/15/21 (c)		4,018	4,135
7% 7/15/24 (b)		2,460	2,615
8.25% 2/15/21 (c)		2,400	2,478
Springs Industries, Inc. 6.25% 6/1/21		1,475	1,527
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		3,265	3,314
Toll Brothers Finance Corp.:
4.375% 4/15/23		10,429	10,403
5.625% 1/15/24		1,240	1,287
TRI Pointe Homes, Inc. 5.875% 6/15/24		6,140	6,324
			60,943
Internet & Direct Marketing Retail - 0.4%
Netflix, Inc.:
4.375% 11/15/26 (b)		4,130	4,006
5.375% 2/1/21 (b)		4,010	4,311
5.75% 3/1/24		4,405	4,713
5.875% 2/15/25		10,170	10,971
Priceline Group, Inc. 1.8% 3/3/27	EUR	6,000	6,098
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		4,435	4,612
			34,711
Media - 3.0%
Altice SA:
7.625% 2/15/25 (b)		11,379	11,948
7.75% 5/15/22 (b)		26,350	28,129
Altice U.S. Finance SA 5.5% 5/15/26 (b)		4,270	4,355
AMC Entertainment Holdings, Inc. 5.875% 11/15/26 (b)		3,440	3,517
AMC Entertainment, Inc. 5.75% 6/15/25		1,220	1,247
AMC Networks, Inc. 4.75% 12/15/22		3,080	3,099
British Sky Broadcasting Group PLC 1.875% 11/24/23 (Reg. S)	EUR	4,300	4,750
Cablevision SA 6.5% 6/15/21 (b)		1,560	1,585
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		980	1,017
5.625% 2/15/24		1,060	1,105
CBS Radio, Inc. 7.25% 11/1/24 (b)		2,715	2,851
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		6,770	6,956
5.125% 5/1/23 (b)		5,425	5,588
5.375% 5/1/25 (b)		5,425	5,588
5.5% 5/1/26 (b)		6,585	6,717
5.75% 9/1/23		670	700
5.75% 1/15/24		4,245	4,436
5.75% 2/15/26 (b)		7,390	7,649
Cengage Learning, Inc. 9.5% 6/15/24 (b)		7,455	6,616
Clear Channel Communications, Inc.:
9% 3/1/21		1,555	1,151
10% 1/15/18		4,050	3,017
11.25% 3/1/21		10,520	8,022
14% 2/1/21 pay-in-kind (c)		5,048	1,883
Columbus International, Inc. 7.375% 3/30/21 (b)		2,680	2,852
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		5,105	4,888
4.875% 4/11/22 (b)		1,875	1,871
5.307% 5/11/22 (Reg. S) (d)		1,045	1,045
Grupo Televisa SA de CV 6.625% 3/18/25		1,140	1,298
iHeartCommunications, Inc. 10.625% 3/15/23		10,220	7,716
Liberty Media Corp.:
8.25% 2/1/30		4,120	4,388
8.5% 7/15/29		8,920	9,834
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)		1,390	1,411
Livent, Inc. yankee 9.375% 10/15/04 (e)		300	0
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		12,980	13,077
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		8,960	9,005
Myriad International Holding BV 5.5% 7/21/25 (b)		4,085	4,115
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		6,225	4,560
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		2,335	2,379
Quebecor Media, Inc. 5.75% 1/15/23		7,660	7,947
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		2,660	2,820
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)		2,450	2,426
5.375% 4/15/25 (b)		4,685	4,662
5.375% 7/15/26 (b)		4,230	4,135
Tegna, Inc. 5.5% 9/15/24 (b)		3,210	3,242
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		7,915	7,044
7.625% 9/18/20 (Reg S.)		935	739
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		5,540	5,769
VTR Finance BV 6.875% 1/15/24 (b)		6,925	7,150
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(c)		1,043	1,059
WMG Acquisition Corp. 5.625% 4/15/22 (b)		859	889
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		435	435
6% 1/15/27 (b)		4,190	4,064
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		8,375	8,164
			250,910
Specialty Retail - 0.1%
CST Brands, Inc. 5% 5/1/23		1,320	1,363
L Brands, Inc. 6.875% 11/1/35		4,825	4,922
Penske Automotive Group, Inc. 5.5% 5/15/26		3,185	3,145
Sonic Automotive, Inc. 5% 5/15/23		800	778
			10,208
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
4.625% 5/15/24 (b)		2,120	2,056
4.875% 5/15/26 (b)		2,120	2,072
			4,128
TOTAL CONSUMER DISCRETIONARY			553,359
CONSUMER STAPLES - 2.1%
Beverages - 0.0%
Molson Coors Brewing Co. 1.25% 7/15/24	EUR	3,200	3,365
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		7,870	7,791
6.625% 6/15/24 (b)		5,475	5,708
Albertsons, Inc.:
7.45% 8/1/29		4,935	4,664
8% 5/1/31		4,590	4,395
8.7% 5/1/30		635	638
Arcor SAIC 6% 7/6/23 (b)		1,335	1,392
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)		5,950	3,749
9.25% 2/15/19 (b)		9,545	8,089
ESAL GmbH 6.25% 2/5/23 (b)		13,590	13,631
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		6,115	6,130
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (b)		1,265	1,257
Minerva Luxembourg SA 7.75% 1/31/23 (Reg. S)		3,300	3,477
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,305	3,702
			64,623
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		5,220	5,324
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		1,750	1,830
H.J. Heinz Co. 2.25% 5/25/28 (Reg. S)	EUR	8,328	8,932
JBS Investments GmbH 7.25% 4/3/24 (b)		14,755	15,419
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		7,650	7,746
5.875% 7/15/24 (b)		2,350	2,426
7.25% 6/1/21 (b)		2,960	3,064
8.25% 2/1/20 (b)		3,315	3,398
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)		3,420	3,454
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,755	2,762
4.875% 11/1/26 (b)		2,785	2,755
MHP SA 8.25% 4/2/20 (b)		3,480	3,341
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		5,450	5,436
Post Holdings, Inc.:
5% 8/15/26 (b)		6,385	6,114
6% 12/15/22 (b)		2,340	2,442
7.75% 3/15/24 (b)		3,430	3,807
8% 7/15/25 (b)		1,715	1,921
TreeHouse Foods, Inc. 4.875% 3/15/22		1,660	1,702
			81,873
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		2,800	2,807
Spectrum Brands Holdings, Inc. 5.75% 7/15/25		4,470	4,638
			7,445
Personal Products - 0.2%
Revlon Consumer Products Corp. 5.75% 2/15/21 (c)		18,693	18,786
TOTAL CONSUMER STAPLES			176,092
ENERGY - 7.8%
Energy Equipment & Services - 0.6%
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22		3,100	2,930
Ensco PLC:
4.5% 10/1/24		4,570	3,919
5.2% 3/15/25		2,830	2,444
5.75% 10/1/44		4,085	2,962
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		3,200	3,104
Forbes Energy Services Ltd. 9% 6/15/19 (e)		3,755	1,333
Forum Energy Technologies, Inc. 6.25% 10/1/21		5,850	5,850
Gulfmark Offshore, Inc. 6.375% 3/15/22		145	72
Hornbeck Offshore Services, Inc. 5.875% 4/1/20		3,120	2,231
Noble Holding International Ltd.:
4.625% 3/1/21		420	403
6.2% 8/1/40		1,600	1,144
7.2% 4/1/25 (c)		3,580	3,356
8.2% 4/1/45 (c)		795	662
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,660	3,942
Summit Midstream Holdings LLC 7.5% 7/1/21		2,035	2,142
Trinidad Drilling Ltd. 7.875% 1/15/19 (b)		1,615	1,611
Unit Corp. 6.625% 5/15/21		875	849
Weatherford International Ltd.:
7.75% 6/15/21		4,230	4,272
8.25% 6/15/23		3,595	3,658
9.875% 2/15/24 (b)		1,850	1,971
			48,855
Oil, Gas & Consumable Fuels - 7.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		7,005	7,136
4.875% 3/15/24		2,630	2,656
Afren PLC:
6.625% 12/9/20 (b)(e)		2,932	1
10.25% 4/8/19 (Reg. S) (e)		6,109	1
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)		6,670	7,837
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24 (b)		1,635	1,651
Antero Resources Corp.:
5.125% 12/1/22		305	308
5.625% 6/1/23 (Reg. S)		4,216	4,316
Antero Resources Finance Corp. 5.375% 11/1/21		2,120	2,168
Callon Petroleum Co. 6.125% 10/1/24 (b)		1,510	1,555
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		2,860	2,932
Chaparral Energy, Inc. 9.875% 10/1/20 (e)		1,620	1,458
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,875	5,277
Chesapeake Energy Corp.:
5.75% 3/15/23		6,330	5,950
8% 12/15/22 (b)		15,820	17,066
8% 1/15/25 (b)		5,130	5,233
Citgo Holding, Inc. 10.75% 2/15/20 (b)		11,977	12,845
Concho Resources, Inc. 4.375% 1/15/25		4,050	4,042
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		6,670	6,837
6.125% 3/1/22		7,890	8,087
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		9,690	9,617
Denbury Resources, Inc.:
4.625% 7/15/23		4,155	3,334
5.5% 5/1/22		6,783	5,918
6.375% 8/15/21		5,775	5,198
Diamondback Energy, Inc. 4.75% 11/1/24 (b)		2,485	2,435
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		5,125	2,678
EDC Finance Ltd. 4.875% 4/17/20 (b)		7,540	7,662
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		4,190	4,358
Energy Transfer Equity LP 5.5% 6/1/27		6,395	6,235
EnLink Midstream Partners LP:
4.15% 6/1/25		3,190	3,092
4.4% 4/1/24		3,185	3,161
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22		425	344
8% 11/29/24 (b)		2,265	2,434
9.375% 5/1/20		3,705	3,416
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19		3,705	2,612
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		2,400	2,424
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		4,155	4,327
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		1,030	987
7% 6/15/23		4,305	4,154
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		4,000	3,970
5.75% 10/1/25 (b)		4,310	4,364
Holly Energy Partners LP/Holly Finance Corp.:
6% 8/1/24 (b)		2,650	2,763
6.5% 3/1/20		4,875	5,033
Indo Energy Finance BV 7% 5/7/18 (b)		315	295
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		10,415	8,983
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,800	1,791
7.875% 8/1/21 (b)		3,030	3,015
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)		4,500	4,663
MPLX LP:
4.875% 12/1/24		6,560	6,747
5.5% 2/15/23		3,215	3,345
Newfield Exploration Co.:
5.375% 1/1/26		3,608	3,679
5.625% 7/1/24		740	771
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,245	2,332
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		6,435	6,242
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)		3,233	3,653
10% 11/2/21 pay-in-kind (b)(c)		470	531
Pan American Energy LLC 7.875% 5/7/21 (b)		7,455	7,828
Parsley Energy LLC/Parsley 6.25% 6/1/24 (b)		760	800
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23 (b)		7,813	7,774
8.25% 2/15/20		9,325	9,558
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		3,235	3,178
PDC Energy, Inc. 6.125% 9/15/24 (b)		1,310	1,339
Pemex Project Funding Master Trust:
6.625% 6/15/35		14,140	13,928
8.625% 12/1/23 (c)		500	543
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)(e)		9,160	412
Petrobras Global Finance BV:
3% 1/15/19		8,245	8,036
3.02% 1/15/19 (c)		12,250	12,029
6.25% 3/17/24		3,950	3,789
8.375% 5/23/21		19,465	20,974
8.75% 5/23/26		5,600	6,041
Petrobras International Finance Co. Ltd.:
5.75% 1/20/20		10,740	10,874
6.875% 1/20/40		8,210	7,046
Petroleos de Venezuela SA:
5.375% 4/12/27		4,885	1,820
5.5% 4/12/37		2,200	809
6% 5/16/24 (b)		5,945	2,326
6% 11/15/26 (b)		4,985	1,919
8.5% 11/2/17 (b)		4,280	3,392
9.75% 5/17/35 (b)		15,735	7,474
12.75% 2/17/22 (b)		570	352
Petroleos Mexicanos:
3.5% 1/30/23		1,285	1,180
4.625% 9/21/23 (b)		4,820	4,689
4.875% 1/24/22		5,395	5,411
4.875% 1/18/24		3,685	3,573
5.5% 1/21/21		2,445	2,515
5.5% 6/27/44		1,545	1,286
6.375% 2/4/21 (b)		2,185	2,327
6.375% 1/23/45		5,520	5,023
6.5% 6/2/41		16,510	15,462
6.625% (b)(f)		10,833	10,183
6.75% 9/21/47 (b)		9,344	8,828
6.875% 8/4/26 (b)		1,940	2,047
PT Pertamina Persero:
4.875% 5/3/22 (b)		1,990	2,044
5.25% 5/23/21 (b)		1,135	1,194
6.5% 5/27/41 (b)		3,980	4,078
QEP Resources, Inc. 5.25% 5/1/23		5,955	5,970
Range Resources Corp. 5% 3/15/23 (b)		9,130	9,039
Rice Energy, Inc.:
6.25% 5/1/22		7,770	7,984
7.25% 5/1/23		1,695	1,797
RSP Permian, Inc. 6.625% 10/1/22		1,785	1,888
Sabine Pass Liquefaction LLC:
5% 3/15/27 (b)		6,285	6,340
5.875% 6/30/26 (b)		6,335	6,826
SemGroup Corp. 7.5% 6/15/21		4,100	4,223
SM Energy Co.:
5.625% 6/1/25		2,100	2,027
6.75% 9/15/26		1,680	1,730
Southern Star Central Corp. 5.125% 7/15/22 (b)		2,570	2,602
Southwestern Energy Co. 4.1% 3/15/22		6,395	6,042
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21		6,110	6,225
6.375% 4/1/23		3,040	3,078
Teekay Corp. 8.5% 1/15/20		7,885	7,491
Teine Energy Ltd. 6.875% 9/30/22 (b)		4,615	4,713
Tennessee Gas Pipeline Co. 7.625% 4/1/37		1,035	1,251
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21		1,075	1,129
6.375% 5/1/24		1,695	1,814
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		10,149	10,910
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		4,965	5,362
Western Refining, Inc. 6.25% 4/1/21		12,210	12,668
WPX Energy, Inc.:
5.25% 9/15/24		3,215	3,119
6% 1/15/22		9,170	9,399
YPF SA:
8.5% 3/23/21 (b)		12,110	12,989
8.75% 4/4/24 (b)		13,225	13,708
Zhaikmunai International BV 7.125% 11/13/19 (b)		10,505	10,231
			596,555
TOTAL ENERGY			645,410
FINANCIALS - 7.9%
Banks - 3.0%
ABN AMRO Bank NV 7.125% 7/6/22	EUR	5,250	7,052
Banco de Bogota SA 6.25% 5/12/26 (b)		1,850	1,887
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		3,280	3,281
Banco Hipotecario SA 9.75% 11/30/20 (b)		12,300	13,100
Banco Macro SA 6.75% 11/4/26 (b)(c)		2,075	1,966
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		1,350	1,356
6.369% 6/16/18 (b)		3,275	3,422
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		2,425	2,255
BBVA Bancomer SA 7.25% 4/22/20 (b)		2,475	2,716
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		1,335	1,305
CIT Group, Inc.:
5% 8/15/22		8,305	8,658
5.375% 5/15/20		10,385	11,034
5.5% 2/15/19 (b)		4,680	4,937
Citigroup, Inc. 1.5% 10/26/28	EUR	10,000	10,182
Credit Suisse Group Funding Guernsey Ltd. 2.75% 8/8/25 (Reg. S)	GBP	5,800	6,973
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		3,550	3,627
Export-Import Bank of Korea 6.4% 8/7/17 (Reg. S)	INR	140,700	2,059
GTB Finance BV 6% 11/8/18 (b)		8,490	8,469
HSBC Holdings PLC 3.125% 6/7/28	EUR	4,100	4,556
HSBK BV 7.25% 5/3/17 (b)		2,985	3,013
ING Bank NV 6.125% 5/29/23 (c)	EUR	9,095	10,331
Intesa Sanpaolo SpA 1.125% 3/4/22	EUR	7,800	8,234
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		4,660	4,613
5.5% 8/6/22 (b)		3,000	3,034
JSC BGEO Group 6% 7/26/23 (b)		5,135	5,135
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		1,750	1,877
KBC Groep NV 1.875% 3/11/27 (Reg. S) (c)	EUR	15,800	16,695
Lloyds Banking Group PLC 1% 11/9/23 (Reg. S)	EUR	4,450	4,594
National Westminster Bank PLC 6.5% 9/7/21	GBP	7,250	10,239
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		2,315	2,454
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	16,350	20,242
Royal Bank of Scotland Group PLC:
1.625% 6/25/19 (Reg. S)	EUR	3,050	3,283
2.5% 3/22/23 (Reg. S)	EUR	5,650	6,060
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	4,250	4,800
RSHB Capital SA 5.298% 12/27/17 (b)		1,890	1,928
SB Capital SA 5.5% 2/26/24 (b)(c)		3,240	3,293
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		1,115	1,118
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		2,200	2,055
4.75% 6/4/19 (b)		3,250	3,198
4.875% 7/19/17 (b)		2,075	2,080
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		1,390	1,369
5.5% 4/21/19 (b)		1,085	1,096
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		3,575	3,433
UniCredit SpA:
2% 3/4/23 (Reg. S)	EUR	8,250	8,931
6.95% 10/31/22 (Reg. S)	EUR	1,700	2,054
Zenith Bank PLC 6.25% 4/22/19 (b)		12,820	12,484
			246,478
Capital Markets - 0.5%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		4,220	4,136
BCD Acquisition, Inc. 9.625% 9/15/23 (b)		6,335	6,778
Goldman Sachs Group, Inc. 3% 2/12/31 (Reg. S)	EUR	9,656	11,035
Morgan Stanley 1.75% 3/11/24	EUR	9,800	10,757
MSCI, Inc.:
5.25% 11/15/24 (b)		2,735	2,872
5.75% 8/15/25 (b)		2,685	2,853
			38,431
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20		4,275	4,393
4.625% 7/1/22		6,880	7,086
5% 10/1/21		2,110	2,218
Ally Financial, Inc.:
4.125% 2/13/22		8,795	8,718
4.625% 3/30/25		13,915	13,706
5.125% 9/30/24		20,806	21,170
8% 11/1/31		76,818	89,103
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		2,110	2,152
7.5% 3/13/19 (b)		3,050	3,177
General Motors Acceptance Corp. 8% 11/1/31		9,006	10,424
Navient Corp. 5.875% 10/25/24		11,105	10,550
SLM Corp.:
5.5% 1/25/23		15,840	15,365
6.125% 3/25/24		3,395	3,297
7.25% 1/25/22		11,200	11,858
			203,217
Diversified Financial Services - 0.8%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		3,705	3,076
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)		2,520	2,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		18,530	18,391
6% 8/1/20		8,545	8,727
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		3,305	3,498
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		4,815	4,803
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		11,225	12,628
Springleaf Financial Corp.:
7.75% 10/1/21		640	675
8.25% 12/15/20		3,195	3,475
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,325	1,371
Wendel SA:
1% 4/20/23 (Reg. S)	EUR	3,000	3,096
2.75% 10/2/24 (Reg. S)	EUR	6,400	7,172
			69,560
Insurance - 0.6%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		10,645	10,991
Assicurazioni Generali SpA 7.75% 12/12/42 (c)	EUR	4,600	5,762
Aviva PLC 3.375% 12/4/45 (Reg. S) (c)	EUR	4,350	4,497
Direct Line Insurance Group PLC 9.25% 4/27/42 (c)	GBP	6,720	10,171
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		9,770	10,321
SCOR SE 3% 6/8/46 (Reg. S) (c)	EUR	3,700	3,895
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	5,800	6,308
			51,945
Thrifts & Mortgage Finance - 0.5%
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	14,900	16,290
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		23,175	25,232
			41,522
TOTAL FINANCIALS			651,153
HEALTH CARE - 2.1%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		2,255	2,255
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 6.375% 7/1/23 (b)		1,935	1,923
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)		2,125	2,194
Hologic, Inc. 5.25% 7/15/22 (b)		4,650	4,894
			9,011
Health Care Providers & Services - 1.7%
AmSurg Corp. 5.625% 7/15/22		2,640	2,722
Community Health Systems, Inc.:
6.875% 2/1/22		14,410	10,015
7.125% 7/15/20		4,425	3,364
Double Eagle Acquisition Sub, Inc. 7.5% 10/1/24 (b)		2,470	2,587
Envision Healthcare Corp. 6.25% 12/1/24 (b)		4,120	4,347
HCA Holdings, Inc.:
4.75% 5/1/23		6,115	6,260
5.25% 4/15/25		13,180	13,757
5.25% 6/15/26		5,275	5,453
5.375% 2/1/25		8,650	8,672
5.875% 5/1/23		7,155	7,602
5.875% 2/15/26		10,705	11,026
7.5% 2/15/22		12,110	13,745
HealthSouth Corp. 5.75% 11/1/24		9,180	9,295
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		4,215	4,510
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)		2,280	2,400
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		3,340	3,390
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		2,445	2,439
Surgery Center Holdings, Inc. 8.875% 4/15/21 (b)		4,265	4,542
Tenet Healthcare Corp.:
6.75% 6/15/23		4,740	4,183
6.875% 11/15/31		11,540	8,900
7.5% 1/1/22 (b)		2,360	2,460
8.125% 4/1/22		5,360	5,057
Vizient, Inc. 10.375% 3/1/24 (b)		4,615	5,226
			141,952
Pharmaceuticals - 0.2%
Horizon Pharma, Inc. 8.75% 11/1/24 (b)		2,895	2,931
Valeant Pharmaceuticals International, Inc.:
5.875% 5/15/23 (b)		16,345	12,340
6.75% 8/15/21 (b)		1,935	1,606
			16,877
TOTAL HEALTH CARE			170,095
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
Huntington Ingalls Industries, Inc. 5% 11/15/25 (b)		3,965	4,119
KLX, Inc. 5.875% 12/1/22 (b)		11,260	11,598
TransDigm, Inc. 6.375% 6/15/26 (b)		4,050	4,159
Triumph Group, Inc. 4.875% 4/1/21		4,990	4,681
			24,557
Air Freight & Logistics - 0.0%
XPO Logistics, Inc. 6.125% 9/1/23 (b)		3,300	3,449
Airlines - 0.2%
Air Canada 5.375% 11/15/22 (b)		1,327	1,361
Allegiant Travel Co. 5.5% 7/15/19		1,270	1,308
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		405	425
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22		2,189	2,515
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		2,102	2,086
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		421	443
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		3,602	4,142
Series 2012-2 Class B, 6.75% 12/3/22		1,542	1,675
Series 2013-1 Class B, 5.375% 5/15/23		2,020	2,142
			16,097
Building Products - 0.0%
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		1,380	1,346
6.125% 4/1/25 (b)		1,380	1,335
			2,681
Commercial Services & Supplies - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)		3,640	3,622
ADT Corp. 6.25% 10/15/21		13,075	14,186
APX Group, Inc.:
7.875% 12/1/22		6,680	7,231
8.75% 12/1/20		7,385	7,440
Cenveo Corp. 6% 8/1/19 (b)		2,480	2,213
Covanta Holding Corp. 5.875% 3/1/24		3,120	2,999
Garda World Security Corp.:
7.25% 11/15/21 (b)		1,020	949
7.25% 11/15/21 (b)		1,825	1,697
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)		1,215	1,239
TMS International Corp. 7.625% 10/15/21 (b)		970	926
			42,502
Construction & Engineering - 0.1%
Cementos Progreso Trust 7.125% 11/6/23 (b)		2,245	2,355
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		5,820	3,361
			5,716
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (b)		1,625	1,662
5% 10/1/25 (b)		4,355	4,268
			5,930
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		1,490	1,524
Machinery - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (b)		6,385	6,369
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,065	905
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		4,035	3,813
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (e)		530	101
			4,819
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (b)		1,650	1,757
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		1,870	1,973
			3,730
Trading Companies & Distributors - 0.4%
Aircastle Ltd.:
5% 4/1/23		2,405	2,453
5.5% 2/15/22		4,250	4,505
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		4,250	4,452
International Lease Finance Corp.:
4.625% 4/15/21		6,645	6,886
5.875% 8/15/22		8,795	9,543
8.625% 1/15/22		2,520	3,027
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		1,505	1,497
United Rentals North America, Inc. 5.5% 5/15/27		2,625	2,605
			34,968
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (b)		3,787	4,077
Global Ports Finance PLC 6.872% 1/25/22 (b)		3,375	3,476
			7,553
TOTAL INDUSTRIALS			159,895
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.5%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		8,880	9,379
Brocade Communications Systems, Inc. 4.625% 1/15/23		3,330	3,297
Lucent Technologies, Inc.:
6.45% 3/15/29		23,420	24,415
6.5% 1/15/28		6,255	6,458
			43,549
Electronic Equipment & Components - 0.1%
Conduent Finance, Inc./Xerox Business Service LLC 10.5% 12/15/24 (b)		4,000	4,280
Micron Technology, Inc. 7.5% 9/15/23 (b)		3,925	4,347
			8,627
Internet Software & Services - 0.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		4,690	4,690
Camelot Finance SA 7.875% 10/15/24 (b)		1,870	1,935
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		3,595	3,784
j2 Global, Inc. 8% 8/1/20		3,460	3,598
			14,007
IT Services - 0.1%
Ceridian HCM Holding, Inc. 11% 3/15/21 (b)		2,360	2,425
Everi Payments, Inc. 10% 1/15/22		4,210	4,168
			6,593
Semiconductors & Semiconductor Equipment - 0.8%
Entegris, Inc. 6% 4/1/22 (b)		1,275	1,326
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,740	1,747
5.25% 1/15/24 (b)		3,675	3,657
5.5% 2/1/25		12,245	12,184
5.625% 1/15/26 (b)		3,250	3,222
5.875% 2/15/22		2,615	2,726
Microsemi Corp. 9.125% 4/15/23 (b)		1,665	1,940
NXP BV/NXP Funding LLC:
4.625% 6/15/22 (b)		1,935	2,027
5.75% 3/15/23 (b)		15,105	15,936
Qorvo, Inc.:
6.75% 12/1/23		3,135	3,449
7% 12/1/25		9,580	10,610
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		4,190	4,379
Versum Materials, Inc. 5.5% 9/30/24 (b)		2,170	2,219
			65,422
Software - 0.3%
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		3,401	3,178
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		7,070	7,512
Greeneden U.S. Holdings II LLC 10% 11/30/24 (b)		5,685	6,040
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)		1,490	1,546
Nuance Communications, Inc. 5.375% 8/15/20 (b)		2,445	2,515
Open Text Corp. 5.875% 6/1/26 (b)		3,195	3,371
Parametric Technology Corp. 6% 5/15/24		1,295	1,366
SS&C Technologies Holdings, Inc. 5.875% 7/15/23		3,370	3,492
			29,020
TOTAL INFORMATION TECHNOLOGY			167,218
MATERIALS - 4.2%
Chemicals - 1.3%
Albemarle Corp. U.S. 1.875% 12/8/21 (Reg. S)	EUR	10,400	11,482
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		3,900	4,029
5.75% 4/15/21 (b)		2,020	2,126
6.45% 2/3/24		2,220	2,337
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23(b)		2,715	3,061
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		2,000	2,085
Momentive Performance Materials, Inc.:
3.88% 10/24/21		44,218	41,565
4.69% 4/24/22		14,170	12,186
10% 10/15/20 (e)		14,170	0
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (e)		44,218	0
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		2,020	2,065
OCP SA 5.625% 4/25/24 (b)		1,270	1,313
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,175	4,206
10.375% 5/1/21 (b)		1,275	1,412
Solvay SA 2.75% 12/2/27 (Reg. S)	EUR	3,900	4,575
TPC Group, Inc. 8.75% 12/15/20 (b)		7,335	6,198
Valvoline Finco Two LLC 5.5% 7/15/24 (b)		1,550	1,604
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)		1,785	1,861
5.625% 10/1/24 (b)		2,645	2,777
			104,882
Construction Materials - 0.2%
CEMEX Finance LLC:
6% 4/1/24 (b)		2,200	2,261
9.375% 10/12/22 (b)		2,420	2,638
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		1,870	2,071
HeidelbergCement Finance AG 2.25% 6/3/24 (Reg. S)	EUR	4,625	5,195
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)(c)		1,685	1,647
U.S. Concrete, Inc. 6.375% 6/1/24		2,070	2,189
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		2,055	2,127
			18,128
Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (b)		4,250	4,215
6.25% 1/31/19 (b)		2,410	2,449
6.75% 1/31/21 (b)		4,915	5,062
7.25% 5/15/24 (b)		7,590	7,998
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		2,060	2,106
Crown Cork & Seal, Inc.:
7.375% 12/15/26		11,295	12,650
7.5% 12/15/96		3,685	3,763
Sealed Air Corp. 5.25% 4/1/23 (b)		2,540	2,635
			40,878
Metals & Mining - 2.2%
Alcoa Nederland Holding BV:
6.75% 9/30/24 (b)		2,825	3,065
7% 9/30/26 (b)		2,340	2,562
Aleris International, Inc. 6% 6/1/20 (b)		33	33
Alrosa Finance SA 7.75% 11/3/20 (b)		1,285	1,450
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (b)		1,310	1,388
Compania Minera Ares SAC 7.75% 1/23/21 (b)		5,250	5,631
EVRAZ Group SA:
6.5% 4/22/20 (b)		4,945	5,178
8.25% 1/28/21 (Reg. S)		6,090	6,692
9.5% 4/24/18 (Reg. S)		1,935	2,070
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		9,710	9,759
Ferrexpo Finance PLC 10.375% 4/7/19 (b)		4,300	4,300
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)		5,615	5,601
7% 2/15/21 (b)		5,040	5,013
7.25% 5/15/22 (b)		2,945	2,901
Freeport-McMoRan, Inc.:
3.55% 3/1/22		2,130	1,981
3.875% 3/15/23		6,390	5,863
5.4% 11/14/34		2,000	1,680
5.45% 3/15/43		13,105	10,845
6.75% 2/1/22 (b)		6,175	6,345
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		1,495	1,533
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		10,857	10,672
4.875% 10/7/20 (Reg. S)		400	393
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		3,675	3,657
JMC Steel Group, Inc. 9.875% 6/15/23 (b)		2,775	3,108
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		2,400	2,640
Lundin Mining Corp.:
7.5% 11/1/20 (b)		1,465	1,558
7.875% 11/1/22 (b)		215	234
Metinvest BV:
8.75% 2/14/18 (Reg. S)		2,011	1,830
10.5% 11/28/17 (b)		10,108	9,097
10.5% 11/28/17 (Reg. S)		2,303	2,073
Mirabela Nickel Ltd. 1% 9/10/44 pay-in-kind (b)(e)		15	0
Murray Energy Corp. 11.25% 4/15/21 (b)		6,005	4,654
New Gold, Inc. 7% 4/15/20 (b)		1,480	1,517
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		5,335	5,568
5.625% 4/29/20 (Reg. S)		500	522
Southern Copper Corp. 7.5% 7/27/35		3,825	4,417
Teck Resources Ltd. 8.5% 6/1/24 (b)		19,905	22,941
United States Steel Corp. 8.375% 7/1/21 (b)		9,120	10,082
Vale Overseas Ltd.:
4.375% 1/11/22		3,390	3,331
5.875% 6/10/21		2,080	2,179
6.875% 11/21/36		2,160	2,128
Vedanta Resources PLC 6% 1/31/19 (b)		6,425	6,441
			182,932
Paper & Forest Products - 0.0%
NewPage Corp.:
0% 5/1/12 (c)(e)		1,770	0
11.375% 12/31/14 (e)		4,404	0
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		5,480	0
			0
TOTAL MATERIALS			346,820
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		700	712
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,495	1,465
6.375% 2/15/22		4,335	4,492
			6,669
Real Estate Management & Development - 0.4%
CBRE Group, Inc. 5% 3/15/23		9,605	9,908
Grand City Properties SA 1.5% 4/17/25 (Reg. S)	EUR	2,700	2,773
Howard Hughes Corp. 6.875% 10/1/21 (b)		10,865	11,450
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		15	17
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		2,120	2,245
Mattamy Group Corp. 6.875% 12/15/23 (b)		3,035	3,073
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)		7,370	7,554
			37,020
TOTAL REAL ESTATE			43,689
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 2.8%
Altice Financing SA:
6.5% 1/15/22 (b)		10,799	11,258
6.625% 2/15/23 (b)		8,265	8,492
7.5% 5/15/26 (b)		8,130	8,455
Altice Finco SA:
8.125% 1/15/24 (b)		8,730	9,036
9.875% 12/15/20 (b)		5,655	5,966
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,051
9% 8/15/31		3,655	3,116
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		3,210	3,350
Frontier Communications Corp. 11% 9/15/25		8,520	8,797
GCI, Inc. 6.875% 4/15/25		4,240	4,304
GTH Finance BV:
6.25% 4/26/20 (b)		3,600	3,773
7.25% 4/26/23 (b)		9,745	10,447
GTT Escrow Corp. 7.875% 12/31/24 (b)		1,925	2,007
Level 3 Communications, Inc. 5.75% 12/1/22		4,685	4,814
Level 3 Financing, Inc.:
5.125% 5/1/23		4,340	4,356
5.375% 5/1/25		4,340	4,427
Lynx II Corp. 6.375% 4/15/23 (b)		1,820	1,891
Sable International Finance Ltd. 6.875% 8/1/22 (b)		19,275	20,046
SFR Group SA:
6% 5/15/22 (b)		36,670	37,633
6.25% 5/15/24 (b)		34,853	35,027
7.375% 5/1/26 (b)		16,760	17,179
Sprint Capital Corp.:
6.875% 11/15/28		4,765	4,705
8.75% 3/15/32		3,641	4,005
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		2,080	2,116
U.S. West Communications:
6.875% 9/15/33		2,155	2,058
7.25% 9/15/25		535	574
7.25% 10/15/35		1,455	1,378
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)		4,635	4,670
Virgin Media Finance PLC 4.875% 2/15/22		5,445	4,887
			232,818
Wireless Telecommunication Services - 3.4%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	79,000	3,454
Comcel Trust 6.875% 2/6/24 (b)		2,070	2,086
Digicel Group Ltd.:
6% 4/15/21 (b)		870	787
6.75% 3/1/23 (b)		1,880	1,695
7% 2/15/20 (b)		980	923
7.125% 4/1/22 (b)		13,405	10,399
8.25% 9/30/20 (b)		10,040	8,614
Intelsat Jackson Holdings SA:
5.5% 8/1/23		14,385	9,693
7.25% 10/15/20		22,465	17,410
7.5% 4/1/21		7,635	5,822
Millicom International Cellular SA:
4.75% 5/22/20 (b)		2,150	2,177
6% 3/15/25 (b)		7,780	7,644
6.625% 10/15/21 (b)		8,790	9,225
MTS International Funding Ltd. 8.625% 6/22/20 (b)		530	608
Neptune Finco Corp.:
6.625% 10/15/25 (b)		8,175	8,931
10.125% 1/15/23 (b)		8,455	9,766
10.875% 10/15/25 (b)		20,060	23,871
Sprint Communications, Inc. 6% 11/15/22		11,390	11,475
Sprint Corp.:
7.125% 6/15/24		21,530	22,176
7.625% 2/15/25		11,980	12,594
7.875% 9/15/23		10,870	11,604
T-Mobile U.S.A., Inc.:
6% 4/15/24		6,400	6,744
6.375% 3/1/25		33,465	35,766
6.5% 1/15/24		20,640	22,136
6.625% 4/1/23		20,286	21,503
6.836% 4/28/23		5,580	5,978
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		1,630	1,645
Telesat Canada/Telesat LLC 8.875% 11/15/24 (b)		3,245	3,383
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		2,140	2,381
			280,490
TOTAL TELECOMMUNICATION SERVICES			513,308
UTILITIES - 2.5%
Electric Utilities - 0.2%
EDF SA 1.875% 10/13/36 (Reg. S)	EUR	6,300	5,994
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	4,200	4,189
EnBW Energie Baden-Wuerttemberg AG 3.375% 4/5/77 (c)	EUR	4,400	4,642
InterGen NV 7% 6/30/23 (b)		1,730	1,540
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		1,350	1,605
RJS Power Holdings LLC 4.625% 7/15/19 (b)(c)		4,245	4,022
			21,992
Gas Utilities - 0.3%
National Grid Gas Finance PLC 1.125% 9/22/21 (Reg. S)	GBP	9,250	11,345
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,674
8% 3/1/32		3,400	4,257
			23,276
Independent Power and Renewable Electricity Producers - 2.0%
Dynegy, Inc.:
7.375% 11/1/22		13,365	12,764
7.625% 11/1/24		15,245	14,064
8% 1/15/25 (b)		5,195	4,870
Energy Future Holdings Corp.:
10.875% 11/1/17 (e)		10,985	10,436
11.25% 11/1/17 pay-in-kind (c)(e)		8,822	6,903
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (e)		29,362	39,198
12.25% 3/1/22 (b)(c)(e)		35,768	48,733
Listrindo Capital BV 4.95% 9/14/26 (b)		2,110	2,057
PPL Energy Supply LLC 6.5% 6/1/25		3,425	2,646
TerraForm Power Operating LLC:
6.375% 2/1/23 (b)(c)		11,640	11,786
6.625% 6/15/25 (b)(c)		2,950	3,053
TXU Corp.:
5.55% 11/15/14 (e)		1,864	242
6.5% 11/15/24 (e)		15,240	1,981
6.55% 11/15/34 (e)		29,755	3,868
			162,601
TOTAL UTILITIES			207,869

TOTAL NONCONVERTIBLE BONDS			3,634,908

TOTAL CORPORATE BONDS
(Cost $3,536,366)			3,635,412

U.S. Government and Government Agency Obligations - 13.9%
U.S. Government Agency Obligations - 0.4%
Tennessee Valley Authority:
1.75% 10/15/18		$15,059	$15,185
4.25% 9/15/65		11,229	11,529
5.25% 9/15/39		1,138	1,427
5.375% 4/1/56		3,247	4,051

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			32,192

U.S. Treasury Obligations - 13.1%
U.S. Treasury Bonds:
2.5% 2/15/46		9,500	8,421
2.5% 5/15/46		4,886	4,331
2.875% 8/15/45		27,219	26,132
2.875% 11/15/46		15,285	14,721
3% 11/15/44		5,258	5,182
3.625% 2/15/44		72,443	80,126
4.25% 5/15/39		26,600	32,237
5.25% 2/15/29 (g)(h)		14,703	18,762
6.125% 8/15/29 (g)		27,099	37,378
7.5% 11/15/24		5,690	7,820
7.875% 2/15/21		6,800	8,429
8.125% 5/15/21		9,286	11,710
U.S. Treasury Notes:
0.875% 6/15/19		83,344	82,443
1.125% 1/15/19		648	647
1.125% 7/31/21		17,426	16,829
1.125% 9/30/21		58,579	56,448
1.25% 10/31/21(i)		27,000	26,156
1.375% 2/28/19		41,776	41,882
1.375% 12/15/19		17,738	17,687
1.375% 8/31/23		7,000	6,624
1.5% 12/31/18		3,624	3,644
1.5% 1/31/19		919	924
1.5% 10/31/19		31,231	31,292
1.5% 1/31/22		25,140	24,547
1.5% 8/15/26		2,021	1,856
1.625% 4/30/19		33,973	34,228
1.625% 6/30/19		39,152	39,430
1.625% 12/31/19		10,776	10,823
1.625% 6/30/20		1,783	1,783
1.75% 9/30/19		35,592	35,927
1.75% 12/31/20		1,389	1,387
1.75% 11/30/21		6,000	5,949
2% 9/30/20		126,474	127,804
2% 12/31/21		18,000	18,048
2% 7/31/22		3,557	3,540
2% 2/15/25		14,185	13,787
2% 8/15/25		1,953	1,889
2% 11/15/26		53,820	51,699
2.125% 6/30/21		11,000	11,108
2.125% 5/15/25		17,332	16,967
2.25% 7/31/21		55,359	56,174
2.25% 12/31/23		92,531	92,460

TOTAL U.S. TREASURY OBLIGATIONS			1,089,231

Other Government Related - 0.4%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.9989% 12/7/20 (NCUA Guaranteed) (c)		1,355	1,352
Series 2011-R1 Class 1A, 0.982% 1/8/20 (NCUA Guaranteed) (c)		3,211	3,213
Series 2011-R4 Class 1A, 0.912% 3/6/20 (NCUA Guaranteed) (c)		561	561
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		25,300	26,650

TOTAL OTHER GOVERNMENT RELATED			31,776

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,156,694)			1,153,199

U.S. Government Agency - Mortgage Securities - 1.7%
Fannie Mae - 1.2%
2.54% 6/1/42 (c)		256	265
2.55% 11/1/35 (c)		330	342
2.551% 9/1/33 (c)		341	352
2.6% 6/1/47 (c)		62	65
2.603% 1/1/35 (c)		147	153
2.615% 10/1/35 (c)		20	20
2.647% 2/1/37 (c)		381	401
2.69% 7/1/35 (c)		119	125
2.69% 3/1/37 (c)		25	27
2.698% 2/1/42 (c)		1,428	1,485
2.715% 2/1/36 (c)		11	11
2.769% 1/1/42 (c)		1,068	1,107
2.802% 6/1/36 (c)		38	39
2.815% 9/1/36 (c)		35	36
2.85% 11/1/36 (c)		25	26
2.852% 3/1/33 (c)		74	77
2.915% 11/1/33 (c)		15	16
2.943% 9/1/41 (c)		150	156
2.972% 5/1/36 (c)		24	25
2.973% 11/1/40 (c)		129	136
2.975% 10/1/41 (c)		74	77
3.008% 4/1/36 (c)		184	197
3.239% 7/1/41 (c)		240	252
3.272% 8/1/35 (c)		312	325
3.353% 10/1/41 (c)		136	142
3.5% 1/1/26 to 10/1/45		9,017	9,247
3.5% 1/1/47 (j)		16,700	17,108
3.549% 7/1/41 (c)		304	316
4% 5/1/29		19,054	20,118
4% 1/1/47 (j)		16,200	17,020
4.5% 11/1/25 to 4/1/39		17,496	18,851
5% 5/1/22 to 7/1/35		3,439	3,776
5.5% 10/1/20 to 1/1/29		2,171	2,350
6.5% 5/1/17 to 8/1/36		3,595	4,123
7.5% 1/1/28		27	32

TOTAL FANNIE MAE			98,798

Freddie Mac - 0.2%
2.2% 3/1/37 (c)		17	17
2.555% 2/1/37 (c)		50	52
2.57% 3/1/35 (c)		70	72
2.571% 1/1/36 (c)		78	81
2.602% 6/1/33 (c)		193	202
2.66% 8/1/37 (c)		77	80
2.699% 2/1/36 (c)		4	4
2.813% 1/1/37 (c)		221	229
2.85% 7/1/35 (c)		144	151
2.875% 5/1/37 (c)		34	36
2.925% 6/1/37 (c)		29	30
2.936% 5/1/37 (c)		45	47
2.949% 6/1/37 (c)		222	234
2.99% 9/1/35 (c)		21	22
3% 2/1/31		4,948	5,087
3.026% 10/1/41 (c)		886	922
3.035% 10/1/36 (c)		291	305
3.065% 10/1/35 (c)		121	127
3.065% 9/1/41 (c)		1,453	1,509
3.07% 7/1/35 (c)		145	155
3.076% 10/1/42 (c)		905	956
3.156% 4/1/37 (c)		36	38
3.183% 9/1/41 (c)		183	191
3.202% 5/1/37 (c)		709	750
3.22% 4/1/37 (c)		9	9
3.221% 5/1/37 (c)		262	271
3.221% 4/1/41 (c)		162	168
3.246% 6/1/37 (c)		48	50
3.28% 6/1/41 (c)		195	205
3.295% 7/1/36 (c)		67	71
3.392% 5/1/41 (c)		143	151
3.638% 6/1/41 (c)		235	248
3.672% 5/1/41 (c)		226	238
3.845% 10/1/35 (c)		33	35
6% 1/1/24		830	901
6.5% 2/1/17 to 3/1/22		264	283
8.5% 3/1/20		0	0

TOTAL FREDDIE MAC			13,927

Ginnie Mae - 0.3%
4.3% 8/20/61 (k)		2,519	2,589
4.649% 2/20/62 (k)		1,915	1,994
4.682% 2/20/62 (k)		2,434	2,534
4.684% 1/20/62 (k)		11,620	12,072
5.47% 8/20/59 (k)		298	301
5.5% 11/15/35		1,389	1,591
6% 6/15/36		2,831	3,265
7% 9/15/25 to 8/15/31		19	21
7.5% 2/15/22 to 8/15/28		38	44
8% 12/15/26		0	0

TOTAL GINNIE MAE			24,411

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $136,747)			137,136

Collateralized Mortgage Obligations - 3.6%
U.S. Government Agency - 3.6%
Fannie Mae:
floater Series 2010-15 Class FJ, 1.6861% 6/25/36 (c)		$3,239	$3,284
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		0	0
Series 2003-70 Class BJ, 5% 7/25/33		333	366
Series 2005-19 Class PA, 5.5% 7/25/34		907	957
Series 2005-27 Class NE, 5.5% 5/25/34		527	534
Series 2005-64 Class PX, 5.5% 6/25/35		974	1,057
Series 2005-68 Class CZ, 5.5% 8/25/35		3,031	3,394
Series 2010-118 Class PB, 4.5% 10/25/40		3,310	3,503
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		6	6
Series 2003-117 Class MD, 5% 12/25/23		668	712
Series 2004-91 Class Z, 5% 12/25/34		2,914	3,216
Series 2005-117 Class JN, 4.5% 1/25/36		808	855
Series 2005-14 Class ZB, 5% 3/25/35		1,080	1,192
Series 2006-72 Class CY, 6% 8/25/26		895	971
Series 2009-59 Class HB, 5% 8/25/39		1,599	1,765
Series 2010-97 Class CX, 4.5% 9/25/25		3,800	4,101
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		150	9
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		224	13
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		1,827	223
Series 2010-39 Class FG, 1.6761% 3/25/36 (c)		2,012	2,053
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		526	35
Series 2011-67 Class AI, 4% 7/25/26 (l)		532	57
Series 2012-27 Class EZ, 4.25% 3/25/42		3,267	3,516
Series 2016-26 Class CG, 3% 5/25/46		7,020	7,180
Freddie Mac:
floater:
Series 2630 Class FL, 1.2039% 6/15/18 (c)		4	4
Series 2711 Class FC, 1.6039% 2/15/33 (c)		1,055	1,071
floater planned amortization class Series 2770 Class FH, 1.1039% 3/15/34 (c)		1,318	1,321
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		42	46
Series 2425 Class JH, 6% 3/15/17		2	2
Series 2996 Class MK, 5.5% 6/15/35		103	114
Series 3415 Class PC, 5% 12/15/37		472	502
Series 3763 Class QA, 4% 4/15/34		616	623
Series 3840 Class VA, 4.5% 9/15/27		1,702	1,780
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		5,243	5,852
Series 2303 Class ZV, 6% 4/15/31		105	114
Series 2877 Class ZD, 5% 10/15/34		3,531	3,898
Series 3745 Class KV, 4.5% 12/15/26		3,016	3,254
Series 3806 Class L, 3.5% 2/15/26		3,100	3,260
Series 3843 Class PZ, 5% 4/15/41		1,115	1,284
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		2,943	3,104
Series 4341 Class ML, 3.5% 11/15/31		3,839	4,007
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.239% 7/20/37 (c)		683	686
Series 2008-2 Class FD, 1.219% 1/20/38 (c)		168	168
Series 2008-73 Class FA, 1.599% 8/20/38 (c)		1,119	1,138
Series 2008-83 Class FB, 1.639% 9/20/38 (c)		996	1,014
Series 2009-108 Class CF, 1.3073% 11/16/39 (c)		792	798
Series 2009-116 Class KF, 1.2373% 12/16/39 (c)		579	582
Series 2010-H17 Class FA, 0.9359% 7/20/60 (c)(k)		4,203	4,156
Series 2010-H18 Class AF, 0.8304% 9/20/60 (c)(k)		5,129	5,068
Series 2010-H19 Class FG, 0.8304% 8/20/60 (c)(k)		5,611	5,545
Series 2010-H27 Series FA, 0.9104% 12/20/60 (c)(k)		1,924	1,906
Series 2011-H05 Class FA, 1.0304% 12/20/60 (c)(k)		3,215	3,200
Series 2011-H07 Class FA, 1.0304% 2/20/61 (c)(k)		6,168	6,142
Series 2011-H12 Class FA, 1.0204% 2/20/61 (c)(k)		7,564	7,529
Series 2011-H13 Class FA, 1.0304% 4/20/61 (c)(k)		2,786	2,774
Series 2011-H14:
Class FB, 1.0304% 5/20/61 (c)(k)		3,276	3,259
Class FC, 1.0304% 5/20/61 (c)(k)		2,943	2,929
Series 2011-H17 Class FA, 1.0604% 6/20/61 (c)(k)		3,921	3,908
Series 2011-H21 Class FA, 1.1304% 10/20/61 (c)(k)		4,271	4,265
Series 2012-H01 Class FA, 1.2304% 11/20/61 (c)(k)		3,695	3,702
Series 2012-H03 Class FA, 1.2304% 1/20/62 (c)(k)		2,332	2,336
Series 2012-H06 Class FA, 1.1604% 1/20/62 (c)(k)		3,593	3,592
Series 2012-H07 Class FA, 1.1604% 3/20/62 (c)(k)		2,202	2,202
Series 2013-H19:
Class FC, 1.1304% 8/20/63 (c)(k)		529	528
Class FD, 1.1304% 8/20/63 (c)(k)		1,413	1,411
Series 2015-H13 Class FL, 0.8104% 5/20/63 (c)(k)		10,125	10,112
Series 2015-H19 Class FA, 0.7304% 4/20/63 (c)(k)		9,653	9,631
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (l)		1,267	159
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		4,910	5,337
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		2,007	2,000
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		2,534	2,565
Series 2016-H02 Class FM, 1.0304% 9/20/62 (c)(k)		8,153	8,153
Series 2016-H04 Class FE, 1.1804% 11/20/65 (c)(k)		2,677	2,680
Series 2010-169 Class Z, 4.5% 12/20/40		2,429	2,579
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		9,210	9,663
Series 2010-H17 Class XP, 5.2995% 7/20/60 (c)(k)		11,146	11,626
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(k)		9,034	9,459
Series 2013-124:
Class ES, 7.6813% 4/20/39 (c)(m)		3,961	4,208
Class ST, 7.8147% 8/20/39 (c)(m)		7,676	8,359
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		9,140	9,241
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		26,896	27,222
Class JA, 2.5% 6/20/65 (k)		2,515	2,546
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(k)		18,602	18,490
Series 2016-H13 Class FB, 1.18% 5/20/66 (c)(k)		9,531	9,509
Series 2090-118 Class XZ, 5% 12/20/39		5,390	6,131
TOTAL U.S. GOVERNMENT AGENCY
(Cost $298,255)			297,743

Commercial Mortgage Securities - 0.9%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		2,480	2,654
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		10,365	10,972
Series K027 Class A2, 2.637% 1/25/23		2,736	2,764
Series K029 Class A2, 3.32% 2/25/23 (c)		1,343	1,406
Series K034 Class A1, 2.669% 2/25/23		8,041	8,102
Series K037 Class A2, 3.49% 1/25/24		4,311	4,538
Series K713 Class A2, 2.313% 3/25/20		1,871	1,893
Series K717 Class A2, 2.991% 9/25/21		1,559	1,611
Series K039 Class A2, 3.303% 7/25/24		16,000	16,586
Series K042 Class A2, 2.67% 12/25/24		13,200	13,081
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25		12,200	12,202
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,415)			75,809

Foreign Government and Government Agency Obligations - 15.3%
Arab Republic 5.875% 6/11/25 (b)		1,298	1,177
Arab Republic of Egypt:
5.875% 6/11/25		3,125	2,835
6.875% 4/30/40 (b)		750	651
Argentine Republic:
6.25% 4/22/19 (b)		13,745	14,673
6.875% 4/22/21 (b)		30,025	31,977
Australian Commonwealth:
1.75% 11/21/20	AUD	19,150	13,631
3% 3/21/47	AUD	21,950	13,635
4.25% 4/21/26	AUD	20,950	17,021
Azerbaijan Republic 4.75% 3/18/24 (b)		1,115	1,107
Banco Central del Uruguay:
value recovery A rights 1/2/21 (n)		500,000	0
value recovery B rights 1/2/21 (n)		750,000	0
Belarus Republic 8.95% 1/26/18		16,510	17,025
Brazilian Federative Republic:
4.25% 1/7/25		1,975	1,847
5.625% 1/7/41		5,810	5,169
6% 4/7/26		1,300	1,346
7.125% 1/20/37		11,810	12,312
8.25% 1/20/34		16,020	18,506
Buenos Aires Province:
9.375% 9/14/18 (b)		2,525	2,778
9.95% 6/9/21 (b)		6,285	7,066
10.875% 1/26/21 (Reg. S)		16,821	19,302
Buoni del Tesoro Poliennali:
0.25% 5/15/18	EUR	8,000	8,468
0.35% 11/1/21	EUR	350	364
1.25% 12/1/26	EUR	14,500	14,486
2.7% 3/1/47(b)	EUR	7,400	7,473
4.5% 3/1/24	EUR	17,675	22,663
Canadian Government:
0.75% 3/1/21	CAD	9,475	6,963
1.5% 6/1/26	CAD	52,350	38,250
3.5% 12/1/45	CAD	15,200	14,062
Central Bank of Nigeria warrants 11/15/20 (n)		6,250	495
City of Buenos Aires 8.95% 2/19/21 (b)		4,360	4,861
Colombian Republic:
4.375% 3/21/23	COP	26,092,000	7,571
5.625% 2/26/44		1,425	1,468
7.375% 9/18/37		2,475	3,007
10.375% 1/28/33		5,575	8,098
Congo Republic 4% 6/30/29 (d)		8,709	5,462
Costa Rican Republic:
4.25% 1/26/23 (b)		850	776
5.625% 4/30/43 (b)		640	504
7% 4/4/44 (b)		4,285	3,916
Croatia Republic:
5.5% 4/4/23 (b)		1,350	1,424
6% 1/26/24 (b)		1,100	1,192
6.375% 3/24/21 (b)		2,495	2,719
6.625% 7/14/20 (b)		1,755	1,909
Danish Kingdom 1.75% 11/15/25	DKK	64,500	10,279
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		1,780	1,825
6.25% 7/27/21 (b)		1,190	1,208
Dominican Republic:
2.125% 8/30/24 (c)		12,693	11,852
6.85% 1/27/45 (b)		1,855	1,752
6.875% 1/29/26 (b)		2,765	2,874
7.45% 4/30/44 (b)		4,565	4,611
7.5% 5/6/21 (b)		3,790	4,113
Dutch Government 2% 7/15/24	EUR	6,150	7,428
Ecuador Republic 9.65% 12/13/26 (b)		900	920
El Salvador Republic 7.625% 2/1/41 (b)		770	690
French Government:
OAT:
1.75% 5/25/23	EUR	19,200	22,431
3.25% 5/25/45	EUR	9,125	13,218
0% 5/25/22	EUR	23,650	25,061
0.5% 5/25/26	EUR	33,550	34,966
1.75% 5/25/66 (b)	EUR	4,000	4,095
German Federal Republic:
0% 10/8/21	EUR	7,650	8,263
0% 8/15/26(Reg. S)	EUR	41,650	43,027
Hong Kong Government SAR 1.32% 12/23/19	HKD	21,000	2,709
Hungarian Republic 7.625% 3/29/41		1,227	1,714
Indonesian Republic:
4.75% 1/8/26 (b)		2,120	2,188
6.625% 2/17/37 (b)		1,470	1,700
7.75% 1/17/38 (b)		6,300	8,085
8.375% 3/15/24	IDR	124,734,000	9,467
8.5% 10/12/35 (Reg. S)		5,820	7,895
Irish Republic:
1% 5/15/26(Reg. S)	EUR	10,700	11,507
2% 2/18/45 (Reg.S)	EUR	6,329	7,136
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,215	6,578
8.25% 4/15/24 (b)		1,150	1,247
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		28,730	33,967
5.5% 12/4/23		12,385	14,717
Ivory Coast 5.75% 12/31/32		6,296	5,819
Japan Government:
0.1% 12/20/20	JPY	5,760,550	49,716
0.1% 6/20/26	JPY	2,000,000	17,235
0.4% 3/20/56	JPY	1,150,000	8,550
0.9% 6/20/22	JPY	4,982,800	44,937
1.9% 9/20/30	JPY	4,785,000	50,273
Jordanian Kingdom:
2.503% 10/30/20		25,601	26,243
3% 6/30/25		8,712	8,874
5.75% 1/31/27 (b)		1,245	1,180
Kazakhstan Republic 6.5% 7/21/45 (b)		1,020	1,168
Kingdom of Norway 3.75% 5/25/21	NOK	36,000	4,643
Lebanese Republic:
4% 12/31/17		4,755	4,689
5% 10/12/17		4,420	4,418
5.45% 11/28/19		1,430	1,393
6% 5/20/19		1,715	1,711
9% 3/20/17		5,175	5,213
New Zealand Government 6% 5/15/21	NZD	8,000	6,311
Panamanian Republic:
8.875% 9/30/27		500	686
9.375% 4/1/29		875	1,234
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		2,110	2,121
Peruvian Republic:
4% 3/7/27 (d)		5,671	5,671
6.35% 8/12/28 (b)	PEN	17,680	5,187
8.2% 8/12/26 (Reg. S)	PEN	26,490	8,889
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,565	7,773
12.375% 8/17/17 (b)		3,120	3,292
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		5,288	5,349
Republic of Armenia:
6% 9/30/20 (b)		5,196	5,354
7.15% 3/26/25 (b)		3,580	3,756
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,170	10,930
Republic of Kenya 6.875% 6/24/24 (b)		1,450	1,367
Republic of Nigeria:
5.125% 7/12/18 (b)		2,330	2,366
6.75% 1/28/21 (b)		590	595
Republic of Rwanda 6.625% 5/2/23 (b)		1,250	1,235
Republic of Serbia:
4.875% 2/25/20 (b)		725	737
6.75% 11/1/24 (b)		4,540	4,599
7.25% 9/28/21 (b)		3,750	4,181
Republic of Singapore 3.25% 9/1/20	SGD	22,800	16,610
Russian Federation:
4.875% 9/16/23 (b)		1,720	1,812
5.625% 4/4/42 (b)		2,800	3,011
5.875% 9/16/43 (b)		3,200	3,536
7.5% 3/15/18	RUB	417,605	6,759
12.75% 6/24/28 (Reg. S)		16,105	27,348
Spanish Kingdom:
2.75% 10/31/24 (Reg. S)	EUR	10,475	12,398
2.9% 10/31/46(Reg. S) (b)	EUR	15,475	17,304
Sweden Kingdom 3.5% 6/1/22	SEK	125,350	16,460
Switzerland Confederation 4.25% 6/5/17	CHF	21,500	21,584
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (b)		2,375	2,410
Turkish Republic:
4.875% 10/9/26		1,485	1,374
5.125% 3/25/22		2,195	2,178
5.625% 3/30/21		3,915	4,014
6.25% 9/26/22		5,090	5,286
6.75% 5/30/40		3,520	3,543
6.875% 3/17/36		3,290	3,384
7% 6/5/20		2,995	3,216
7.25% 3/5/38		2,605	2,778
7.375% 2/5/25		4,105	4,500
7.5% 11/7/19		2,915	3,170
8% 2/14/34		2,075	2,368
9.4% 7/8/20	TRY	31,105	8,484
11.875% 1/15/30		3,695	5,534
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		2,155	2,107
Ukraine Government:
0% 5/31/40 (b)(c)		2,209	665
1.471% 9/29/21		3,400	3,319
7.75% 9/1/19 (b)		1,281	1,288
7.75% 9/1/20 (b)		1,867	1,841
7.75% 9/1/21 (b)		1,089	1,063
7.75% 9/1/22 (b)		1,089	1,054
7.75% 9/1/23 (b)		1,089	1,045
7.75% 9/1/24 (b)		1,089	1,035
7.75% 9/1/25 (b)		1,089	1,023
7.75% 9/1/26 (b)		1,089	1,019
7.75% 9/1/27 (b)		1,089	1,011
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	11,950	15,000
1.5% 1/22/21	GBP	17,750	22,820
1.5% 7/22/26(Reg. S)	GBP	1,700	2,144
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	16,300	25,522
United Mexican States 6.5% 6/10/21	MXN	126,650	5,958
United Republic of Tanzania 7.2501% 3/9/20 (c)		486	508
Uruguay Republic 7.875% 1/15/33 pay-in-kind		2,510	3,160
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		97,601	220
9.25% 9/15/27		10,305	5,230
11.95% 8/5/31 (Reg. S)		5,065	2,824
12.75% 8/23/22		2,800	1,736
Vietnamese Socialist Republic:
2.0625% 3/13/28 (c)		530	462
4% 3/12/28 (d)		13,793	13,769
4.8% 11/19/24 (b)		590	581
6.75% 1/29/20 (b)		1,770	1,917
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,281,343)			1,260,789
		Shares	Value (000s)

Common Stocks - 5.1%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.4%
Chassix Holdings, Inc. (o)		302,830	9,769
Chassix Holdings, Inc. warrants 7/29/20 (o)		16,209	130
Delphi Automotive PLC		99,300	6,688
Exide Technologies (o)		3,795	0
Exide Technologies (o)		12,652	0
Lear Corp.		69,100	9,147
Tenneco, Inc. (o)		117,300	7,328
			33,062
Automobiles - 0.0%
General Motors Co.		4,305	150
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (o)(p)		32,078	86
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. unit		664,300	10,728
International Game Technology PLC		169,500	4,326
Melco Crown Entertainment Ltd. sponsored ADR		205,200	3,263
Red Rock Resorts, Inc. (b)		1,161,144	26,927
			45,244
Household Durables - 0.2%
CalAtlantic Group, Inc.		155,500	5,289
Newell Brands, Inc.		74,045	3,306
Taylor Morrison Home Corp. (o)		296,100	5,703
			14,298
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.		34,900	3,953
Media - 0.4%
DISH Network Corp. Class A (o)		182,200	10,555
Naspers Ltd. Class N		73,600	10,745
Sinclair Broadcast Group, Inc. Class A		387,900	12,936
			34,236

TOTAL CONSUMER DISCRETIONARY			131,029

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Ovation Acquisition I LLC (p)		1,446,490	0
Food Products - 0.0%
Reddy Ice Holdings, Inc. (o)		142,776	32

TOTAL CONSUMER STAPLES			32

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Hornbeck Offshore Services, Inc. (i)(o)		108,700	785
Oil, Gas & Consumable Fuels - 0.1%
Crestwood Equity Partners LP		60,500	1,546
Goodrich Petroleum Corp.		48,395	600
Pacific Exploration and Production Corp.		100,711	4,405
Pacific Exploration and Production Corp. Class D		80,825	3,535
			10,086

TOTAL ENERGY			10,871

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (o)		3,883,237	0
Consumer Finance - 0.1%
OneMain Holdings, Inc. (o)		206,600	4,574
Diversified Financial Services - 0.0%
Tricer Holdco S.C.A. (p)		213,632	1,474

TOTAL FINANCIALS			6,048

HEALTH CARE - 0.6%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (o)		61,600	7,537
Health Care Providers & Services - 0.3%
Envision Healthcare Corp. (o)		108,700	6,880
HCA Holdings, Inc. (o)		206,800	15,307
Rotech Healthcare, Inc. (o)		68,276	770
			22,957
Pharmaceuticals - 0.2%
Allergan PLC		58,800	12,349
Patheon NV		212,000	6,087
			18,436

TOTAL HEALTH CARE			48,930

INDUSTRIALS - 0.6%
Airlines - 0.1%
Air Canada (o)		806,200	8,208
Delta Air Lines, Inc.		78,000	3,837
			12,045
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (o)(p)		9,383,257	563
Construction & Engineering - 0.1%
AECOM (o)		133,900	4,869
Marine - 0.0%
U.S. Shipping Partners Corp. (o)		12,063	0
U.S. Shipping Partners Corp. warrants 12/31/29 (o)		112,939	0
			0
Road & Rail - 0.0%
Avis Budget Group, Inc. (o)		66,400	2,436
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A		123,200	4,229
HD Supply Holdings, Inc. (o)		281,900	11,984
Penhall Acquisition Co.:
Class A (o)		6,088	495
Class B (o)		2,029	165
United Rentals, Inc. (o)		141,500	14,940
			31,813

TOTAL INDUSTRIALS			51,726

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (o)		115,000	4,278
Electronic Equipment & Components - 0.1%
CDW Corp.		221,500	11,538
Internet Software& Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (o)		245,200	21,531
Alphabet, Inc. Class A (o)		19,300	15,294
Facebook, Inc. Class A (o)		125,400	14,427
			51,252
IT Services - 0.2%
Global Payments, Inc.		61,200	4,248
MasterCard, Inc. Class A		64,900	6,701
PayPal Holdings, Inc. (o)		140,000	5,526
			16,475
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Ltd.		58,100	10,270
Cypress Semiconductor Corp.		5,171	59
MagnaChip Semiconductor Corp. (o)		49,030	304
Microsemi Corp. (o)		157,800	8,516
NXP Semiconductors NV (o)		116,104	11,379
Qorvo, Inc. (o)		249,827	13,173
Skyworks Solutions, Inc.		190,600	14,230
			57,931
Software - 0.1%
Electronic Arts, Inc. (o)		69,700	5,490

TOTAL INFORMATION TECHNOLOGY			146,964

MATERIALS - 0.1%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		41,300	3,543
Metals & Mining - 0.1%
Aleris Corp. (o)(p)		38,307	364
Freeport-McMoRan, Inc. (o)		348,000	4,590
Mirabela Nickel Ltd. (o)		2,473,165	148
			5,102

TOTAL MATERIALS			8,645

TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (o)		272,900	15,694
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	315
TOTAL COMMON STOCKS
(Cost $412,410)			420,254

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (o)		57,438	461
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Allergan PLC 5.50%		8,700	6,633

TOTAL CONVERTIBLE PREFERRED STOCKS			7,094

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tricer Holdco S.C.A.(p)		94,947,700	949
TOTAL PREFERRED STOCKS
(Cost $12,495)			8,043
		Principal Amount (000s)(a)	Value (000s)

Bank Loan Obligations - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19		3,777	3,777
Diversified Consumer Services - 0.1%
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,810	1,785
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (c)		4,834	4,882
			6,667
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20(c)		5,293	5,336
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		15,330	15,421
			20,757
Media - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind	CAD	27	10

TOTAL CONSUMER DISCRETIONARY			31,211

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		8,425	5,737
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		3,125	3,110
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (c)		3,755	4,162
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (c)		5,265	5,723
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (e)		10,345	10,048
			23,043

TOTAL ENERGY			28,780

FINANCIALS - 0.0%
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		4,260	4,255
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Greeneden U.S. Holdings II LLC Tranche B, term loan 6.25% 12/1/23 (c)		6,175	6,279
Kronos, Inc. term loan 9.25% 11/1/24 (c)		7,095	7,303
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		8,295	8,372
			21,954
MATERIALS - 0.1%
Metals & Mining - 0.1%
Essar Steel Algoma, Inc. Tranche B, term loan 0% 8/16/19 (e)		2,104	721
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (c)		8,099	7,719
			8,440
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (c)		4,239	4,247
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (c)		564	538
Tranche D 2LN, term loan 4.4982% 3/31/19 (c)		2,821	2,694
			3,232

TOTAL TELECOMMUNICATION SERVICES			7,479

TOTAL BANK LOAN OBLIGATIONS
(Cost $98,475)			102,119

Sovereign Loan Participations - 0.1%
Indonesian Republic loan participation:
Citibank 1.9375% 12/14/19 (c)		2,326	2,303
Goldman Sachs 1.9375% 12/14/19 (c)		2,132	2,110
Mizuho 1.9375% 12/14/19 (c)		1,523	1,508
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $5,653)			5,921
		Shares	Value (000s)

Fixed-Income Funds - 7.1%
Fidelity Floating Rate Central Fund (q)
(Cost $585,119)		5,708,237	590,803
		Principal Amount (000s)(a)	Value (000s)

Preferred Securities - 3.4%
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (f)		8,065	8,144
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	1,650	1,671
FINANCIALS - 3.1%
Banks - 2.7%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		920	959
Banco Do Brasil SA 9% (b)(c)(f)		2,755	2,599
Bank of America Corp.:
5.125% (c)(f)		10,690	10,552
5.2% (c)(f)		23,520	22,654
6.25% (c)(f)		7,170	7,316
Barclays Bank PLC 7.625% 11/21/22		8,780	9,712
BBVA Bancomer SA (Cayman Islands) 6.008% 5/17/22 (b)(c)		665	670
Citigroup, Inc.:
5.8% (c)(f)		8,960	9,106
5.9% (c)(f)		13,975	14,444
5.95% (c)(f)		25,260	26,240
6.25% (c)(f)		6,405	6,864
6.3% (c)(f)		2,145	2,144
Intesa Sanpaolo SpA 8.375% (c)(f)	EUR	3,800	4,552
JPMorgan Chase & Co.:
5% (c)(f)		12,930	13,221
5.3% (c)(f)		6,510	6,702
6% (c)(f)		23,845	24,529
6.125% (c)(f)		5,990	6,083
6.75% (c)(f)		3,295	3,643
Royal Bank of Scotland Group PLC 8.625% (c)(f)		4,955	5,056
Wells Fargo & Co.:
5.875% (c)(f)		19,480	20,506
5.9% (c)(f)		24,365	24,554
			222,106
Capital Markets - 0.4%
Bank of Scotland 7.281% (c)(f)	GBP	2,450	3,591
Goldman Sachs Group, Inc.:
5.375% (c)(f)		11,780	11,989
5.7% (c)(f)		13,704	14,156
			29,736
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		3,035	2,908
8.625% (Reg. S) (f)		380	364
			3,272
Insurance - 0.0%
Society of Lloyd's 7.421% (c)(f)	GBP	2,906	3,758

TOTAL FINANCIALS			258,872

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
7.5% (b)(f)		17,445	10,532
7.5% (Reg. S) (f)		250	151
			10,683
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (f)		6,850	3,471
TOTAL PREFERRED SECURITIES
(Cost $287,829)			282,841
		Shares	Value (000s)

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.60% (r)		379,240,113	379,316
Fidelity Securities Lending Cash Central Fund 0.65% (r)(s)		403,461	404
TOTAL MONEY MARKET FUNDS
(Cost $379,693)			379,720
		Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.0%
Investments in repurchase agreements in a joint trading account at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) #(t)
(Cost $1,514)		1,514	1,514
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $8,269,008)			8,351,303
NET OTHER ASSETS (LIABILITIES) - (1.0)%(u)			(83,433)
NET ASSETS - 100%			$8,267,870

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
282 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	61,106	$(60)
269 CBOT Ultra Long Term U.S. Treasury Note Contracts (United States)	March 2017	43,107	(391)
TOTAL FUTURES CONTRACTS			$(451)

The face value of futures purchased as a percentage of Net Assets is 1.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
LCH	Mar. 2047	$8,800	3-month LIBOR	2.25%	$(134)	$0	$(134)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

CHF – Swiss franc

COP – Colombian peso

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian new sol

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

TRY – Turkish Lira

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,923,313,000 or 23.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,804,000.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,300,000.

 (i) Security or a portion of the security is on loan at period end.

 (j) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,436,000 or 0.0% of net assets.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

 (t) Includes investment made with cash collateral received from securities on loan.

 (u) Includes cash collateral of $463,000 from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris Corp.	6/1/10	$1,341
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$62
Ovation Acquisition I LLC	12/23/15	$14
Tricer Holdco S.C.A.	12/19/16	$5,239
Tricer Holdco S.C.A.	12/19/16	$3,385
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,887

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,147
Fidelity Floating Rate Central Fund	27,676
Fidelity Securities Lending Cash Central Fund	5
Total	$28,828

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$503,366	$68,517	$11,255	$590,803	35.2%
Total	$503,366	$68,517	$11,255	$590,803

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$131,029	$110,299	$10,831	$9,899
Consumer Staples	493	--	--	493
Energy	10,871	10,871	--	--
Financials	6,997	4,574	--	2,423
Health Care	55,563	54,793	--	770
Industrials	51,726	50,503	--	1,223
Information Technology	146,964	146,964	--	--
Materials	8,645	8,133	--	512
Telecommunication Services	15,694	15,694	--	--
Utilities	315	315	--	--
Corporate Bonds	3,635,412	--	3,624,437	10,975
U.S. Government and Government Agency Obligations	1,153,199	--	1,153,199	--
U.S. Government Agency - Mortgage Securities	137,136	--	137,136	--
Collateralized Mortgage Obligations	297,743	--	297,743	--
Commercial Mortgage Securities	75,809	--	75,809	--
Foreign Government and Government Agency Obligations	1,260,789	--	1,254,898	5,891
Bank Loan Obligations	102,119	--	95,100	7,019
Sovereign Loan Participations	5,921	--	--	5,921
Fixed-Income Funds	590,803	590,803	--	--
Preferred Securities	282,841	--	282,841	--
Money Market Funds	379,720	379,720	--	--
Cash Equivalents	1,514	--	1,514	--
Total Investments in Securities:	$8,351,303	$1,372,669	$6,933,508	$45,126
Derivative Instruments:
Liabilities
Futures Contracts	$(451)	$(451)	$--	$--
Swaps	(134)	--	(134)	--
Total Liabilities	$(585)	$(451)	$(134)	$--
Total Derivative Instruments:	$(585)	$(451)	$(134)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(451)
Swaps(b)	0	(134)
Total Value of Derivatives	$0	$(585)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

 (b) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,514,000 due 1/03/17 at 0.51%
J.P. Morgan Securities, Inc.	$1,514
$1,514

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.3%
Netherlands	3.0%
United Kingdom	2.7%
France	2.6%
Canada	2.5%
Luxembourg	2.3%
Japan	2.1%
Argentina	2.0%
Cayman Islands	1.4%
Mexico	1.2%
Ireland	1.1%
Italy	1.1%
Germany	1.0%
Others (Individually Less Than 1%)	11.7%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		December 31, 2016
Assets
Investment in securities, at value (including securities loaned of $2,326 and repurchase agreements of $1,514) — See accompanying schedule: Unaffiliated issuers (cost $7,304,196)	$7,380,780
Fidelity Central Funds (cost $964,812)	970,523
Total Investments (cost $8,269,008)		$8,351,303
Cash		487
Receivable for investments sold		15,275
Receivable for fund shares sold		10,223
Dividends receivable		695
Interest receivable		85,033
Distributions receivable from Fidelity Central Funds		2,985
Receivable for daily variation margin for derivative instruments		210
Prepaid expenses		16
Total assets		8,466,227
Liabilities
Payable for investments purchased
Regular delivery	$134,118
Delayed delivery	33,791
Payable for fund shares redeemed	18,984
Distributions payable	1,890
Accrued management fee	3,844
Distribution and service plan fees payable	1,999
Other affiliated payables	1,193
Other payables and accrued expenses	157
Collateral on Securities Loaned	2,381
Total liabilities		198,357
Net Assets		$8,267,870
Net Assets consist of:
Paid in capital		$8,183,351
Undistributed net investment income		23,239
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,050)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		81,330
Net Assets		$8,267,870
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,098,185 ÷ 260,700 shares)		$11.88
Maximum offering price per share (100/96.00 of $11.88)		$12.38
Class T:
Net Asset Value and redemption price per share ($967,025 ÷ 81,414 shares)		$11.88
Maximum offering price per share (100/96.00 of $11.88)		$12.38
Class C:
Net Asset Value and offering price per share ($1,375,962 ÷ 116,080 shares)(a)		$11.85
Class I:
Net Asset Value, offering price and redemption price per share ($2,826,698 ÷ 234,668 shares)		$12.05

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended December 31, 2016
Investment Income
Dividends		$21,061
Interest		339,494
Income from Fidelity Central Funds		28,828
Total income		389,383
Expenses
Management fee	$46,924
Transfer agent fees	13,093
Distribution and service plan fees	24,981
Accounting and security lending fees	1,507
Custodian fees and expenses	255
Independent trustees' fees and expenses	38
Registration fees	208
Audit	250
Legal	662
Miscellaneous	610
Total expenses before reductions	88,528
Expense reductions	(41)	88,487
Net investment income (loss)		300,896
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,155
Fidelity Central Funds	(598)
Foreign currency transactions	(117)
Futures contracts	956
Swaps	(372)
Capital gain distributions from Fidelity Central Funds	287
Total net realized gain (loss)		7,311
Change in net unrealized appreciation (depreciation) on: Investment securities	367,768
Assets and liabilities in foreign currencies	89
Futures contracts	(780)
Swaps	(272)
Total change in net unrealized appreciation (depreciation)		366,805
Net gain (loss)		374,116
Net increase (decrease) in net assets resulting from operations		$675,012

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2016	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$300,896	$320,164
Net realized gain (loss)	7,311	(113,848)
Change in net unrealized appreciation (depreciation)	366,805	(373,897)
Net increase (decrease) in net assets resulting from operations	675,012	(167,581)
Distributions to shareholders from net investment income	(269,601)	(233,484)
Distributions to shareholders from net realized gain	–	(5,484)
Distributions to shareholders from tax return of capital	–	(58,860)
Total distributions	(269,601)	(297,828)
Share transactions - net increase (decrease)	(553,605)	(536,896)
Total increase (decrease) in net assets	(148,194)	(1,002,305)
Net Assets
Beginning of period	8,416,064	9,418,369
End of period	$8,267,870	$8,416,064
Other Information
Undistributed net investment income end of period	$23,239	$4,723

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class A

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$11.92	$12.10	$12.69	$12.07
Income from Investment Operations
Net investment income (loss)A	.428	.420	.422	.449	.479
Net realized and unrealized gain (loss)	.516	(.629)	.005	(.441)	.776
Total from investment operations	.944	(.209)	.427	.008	1.255
Distributions from net investment income	(.384)	(.307)	(.419)	(.431)	(.442)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	(.077)	–	–	–
Total distributions	(.384)	(.391)	(.607)	(.598)	(.635)
Net asset value, end of period	$11.88	$11.32	$11.92	$12.10	$12.69
Total ReturnB,C	8.42%	(1.84)%	3.52%	.08%	10.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.01%	1.00%	.99%	.98%	.98%
Expenses net of fee waivers, if any	1.01%	1.00%	.99%	.98%	.98%
Expenses net of all reductions	1.01%	1.00%	.99%	.98%	.98%
Net investment income (loss)	3.64%	3.55%	3.42%	3.61%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$3,098	$3,274	$3,794	$4,205	$5,582
Portfolio turnover rateF	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class T

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.92	$12.10	$12.68	$12.07
Income from Investment Operations
Net investment income (loss)A	.428	.420	.422	.449	.479
Net realized and unrealized gain (loss)	.526	(.639)	.006	(.431)	.766
Total from investment operations	.954	(.219)	.428	.018	1.245
Distributions from net investment income	(.384)	(.307)	(.420)	(.431)	(.442)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	(.077)	–	–	–
Total distributions	(.384)	(.391)	(.608)	(.598)	(.635)
Net asset value, end of period	$11.88	$11.31	$11.92	$12.10	$12.68
Total ReturnB,C	8.52%	(1.93)%	3.52%	.17%	10.49%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.01%	1.00%	.99%	.98%	.98%
Expenses net of fee waivers, if any	1.00%	1.00%	.99%	.98%	.98%
Expenses net of all reductions	1.00%	1.00%	.99%	.98%	.98%
Net investment income (loss)	3.64%	3.55%	3.42%	3.61%	3.83%
Supplemental Data
Net assets, end of period (in millions)	$967	$1,008	$1,179	$1,265	$1,554
Portfolio turnover rateF	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class C

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.89	$12.07	$12.66	$12.05
Income from Investment Operations
Net investment income (loss)A	.339	.331	.329	.355	.384
Net realized and unrealized gain (loss)	.516	(.629)	.007	(.440)	.767
Total from investment operations	.855	(.298)	.336	(.085)	1.151
Distributions from net investment income	(.295)	(.236)	(.328)	(.338)	(.348)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	(.059)	–	–	–
Total distributions	(.295)	(.302)	(.516)	(.505)	(.541)
Net asset value, end of period	$11.85	$11.29	$11.89	$12.07	$12.66
Total ReturnB,C	7.63%	(2.59)%	2.76%	(.66)%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.75%	1.75%	1.73%	1.73%	1.73%
Expenses net of fee waivers, if any	1.75%	1.75%	1.73%	1.73%	1.73%
Expenses net of all reductions	1.75%	1.75%	1.73%	1.73%	1.73%
Net investment income (loss)	2.90%	2.80%	2.67%	2.86%	3.08%
Supplemental Data
Net assets, end of period (in millions)	$1,376	$1,429	$1,664	$1,767	$2,238
Portfolio turnover rateF	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Strategic Income Fund Class I

Years ended December 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$12.09	$12.26	$12.84	$12.21
Income from Investment Operations
Net investment income (loss)A	.463	.452	.455	.484	.514
Net realized and unrealized gain (loss)	.535	(.650)	.012	(.437)	.779
Total from investment operations	.998	(.198)	.467	.047	1.293
Distributions from net investment income	(.418)	(.332)	(.449)	(.460)	(.470)
Distributions from net realized gain	–	(.007)	(.188)	(.167)	(.193)
Tax return of capital	–	(.083)	–	–	–
Total distributions	(.418)	(.422)	(.637)	(.627)	(.663)
Net asset value, end of period	$12.05	$11.47	$12.09	$12.26	$12.84
Total ReturnB	8.80%	(1.73)%	3.80%	.39%	10.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.76%	.78%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.76%	.78%	.76%	.75%	.75%
Expenses net of all reductions	.76%	.78%	.76%	.75%	.75%
Net investment income (loss)	3.89%	3.77%	3.65%	3.84%	4.07%
Supplemental Data
Net assets, end of period (in millions)	$2,827	$2,640	$2,682	$2,179	$2,759
Portfolio turnover rateE	76%	88%	121%	135%	126%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period January 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at institutional.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the investments to the Fair Value Committee (the Committee) established by the investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For the period ended December 31, 2015, the Fund's distributions exceeded the aggregate amount of taxable income resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales, futures contracts and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$381,810
Gross unrealized depreciation	(279,084)
Net unrealized appreciation (depreciation) on securities	$102,726
Tax Cost	$8,248,577

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,036)
Net unrealized appreciation (depreciation) on securities and other investments	$102,207

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(10,036)

At period end, the Fund was required to defer approximately $288 of losses on futures contracts.

The tax character of distributions paid was as follows:

	December 31, 2016	December 31, 2015
Ordinary Income	$269,601	$ 233,484
Long-term Capital Gains	–	5,484
Tax Return of Capital	–	58,860
Total	$269,601	$ 297,828

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$956	$(780)
Swaps	(372)	(272)
Totals	$584	$(1,052)

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $3,785,105 and $4,277,802, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,049	$–
Class T	-%	.25%	2,478	4
Class B	.65%	.25%	241	174
Class C	.75%	.25%	14,213	860
			$24,981	$1,038

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$181
Class T	38
Class B(a)	11
Class C(a)	69
$299

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$5,029.16
Class T	1,517.15
Class B	49.19
Class C	2,149.15
Class I	4,349.16
	$13,093

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $85. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $5. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $35.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2016	Year ended December 31, 2015
From net investment income
Class A	$105,285	$94,615
Class T	32,421	28,973
Class B	693	1,690
Class C	35,849	31,591
Class I	95,353	76,615
Total	$269,601	$233,484
From net realized gain
Class A	$–	$2,214
Class T	–	683
Class B	–	56
Class C	–	968
Class I	–	1,563
Total	$–	$5,484
Tax Return of Capital
Class A	$–	$23,902
Class T	–	7,317
Class B	–	432
Class C	–	7,973
Class I	–	19,236
Total	$–	$58,860

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2015
Class A
Shares sold	45,966	48,714	$539,975	$577,320
Reinvestment of distributions	8,576	9,801	100,874	115,813
Shares redeemed	(83,137)	(87,401)	(974,275)	(1,030,441)
Net increase (decrease)	(28,595)	(28,886)	$(333,426)	$(337,308)
Class T
Shares sold	10,145	10,166	$119,353	$120,194
Reinvestment of distributions	2,634	2,998	30,978	35,402
Shares redeemed	(20,492)	(22,932)	(239,762)	(270,556)
Net increase (decrease)	(7,713)	(9,768)	$(89,431)	$(114,960)
Class B
Shares sold	64	110	$739	$1,177
Reinvestment of distributions	47	159	542	1,887
Shares redeemed	(5,773)	(2,979)	(67,637)	(35,256)
Net increase (decrease)	(5,662)	(2,710)	$(66,356)	$(32,192)
Class C
Shares sold	13,190	14,916	$154,715	$176,036
Reinvestment of distributions	2,669	2,982	31,318	35,147
Shares redeemed	(26,365)	(31,219)	(308,384)	(367,182)
Net increase (decrease)	(10,506)	(13,321)	$(122,351)	$(155,999)
Class I
Shares sold	81,336	71,784	$970,701	$860,421
Reinvestment of distributions	7,280	7,339	86,872	87,819
Shares redeemed	(84,104)	(70,846)	(999,614)	(844,677)
Net increase (decrease)	4,512	8,277	$57,959	$103,563

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $24,325 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund is exploring all available options for minimizing any loss and is incurring legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 21, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 243 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2016	Ending Account Value December 31, 2016	Expenses Paid During Period-B July 1, 2016 to December 31, 2016
Class A	1.00%
Actual		$1,000.00	$1,021.60	$5.08
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class T	1.00%
Actual		$1,000.00	$1,022.50	$5.08
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class C	1.74%
Actual		$1,000.00	$1,018.70	$8.83
Hypothetical-C		$1,000.00	$1,016.39	$8.82
Class I	.75%
Actual		$1,000.00	$1,024.50	$3.82
Hypothetical-C		$1,000.00	$1,021.37	$3.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 5.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $179,025,484 of distributions paid during the period January 1, 2016 to December 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class T ranked below the competitive median for 2015, the total expense ratio of Class C ranked equal to the competitive median for 2015, and the total expense ratio of Class I ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board also considered that Class I was above the competitive median primarily due to the impact of higher transfer agent fee rates, that a cap on the transfer agent rate was implemented in early 2016 and that, had this cap been in effect in 2015, Class I would have ranked below the competitive median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class I was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	10,101,619,930.43	98.463
Withheld	157,758,921.92	1.537
TOTAL	10,259,378,852.35	100.000
John Engler
Affirmative	10,090,282,853.06	98.352
Withheld	169,095,999.29	1.648
TOTAL	10,259,378,852.35	100.000
Albert R. Gamper, Jr.
Affirmative	10,089,041,467.11	98.340
Withheld	170,337,385.24	1.660
TOTAL	10,259,378,852.35	100.000
Robert F. Gartland
Affirmative	10,099,626,114.68	98.443
Withheld	159,752,737.67	1.557
TOTAL	10,259,378,852.35	100.000
Abigail P. Johnson
Affirmative	10,086,662,725.59	98.317
Withheld	172,716,126.76	1.683
TOTAL	10,259,378,852.35	100.000
Arthur E. Johnson
Affirmative	10,096,352,195.08	98.411
Withheld	163,026,657.27	1.589
TOTAL	10,259,378,852.35	100.000
Michael E. Kenneally
Affirmative	10,099,945,094.73	98.446
Withheld	159,433,757.62	1.554
TOTAL	10,259,378,852.35	100.000
James H. Keyes
Affirmative	10,089,844,753.01	98.348
Withheld	169,534,099.34	1.652
TOTAL	10,259,378,852.35	100.000
Marie L. Knowles
Affirmative	10,088,735,154.35	98.337
Withheld	170,643,698.00	1.663
TOTAL	10,259,378,852.35	100.000
Geoffrey A. von Kuhn
Affirmative	10,091,118,196.46	98.360
Withheld	168,260,655.89	1.640
TOTAL	10,259,378,852.35	100.000
Proposal 1 reflects trust wide proposal and voting results.

SI-ANN-0217
1.540220.119

Item 2.

Code of Ethics

As of the end of the period, December 31, 2016, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Strategic Income Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$205,000	$-	$7,000	$5,600

December 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Strategic Income Fund	$102,000	$-	$6,100	$2,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management &

Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2016A	December 31, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$-	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2016 A	December 31, 2015 A
Deloitte Entities	$280,000	$45,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the

Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 24, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 24, 2017